GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2015
GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS [Abstract]
Total Revenues And Long-Lived Assets By Geographic Area
	Year ended December 31,
	2015	2014	2013
Revenue from sales to customers:

Israel	$32	$212	$260
Europe	9,245	12,155	3,289

Total revenue	$9,277	$12,367	$3,549

	December 31,
	2015	2014
Long-lived assets:

Israel	$4,384	$1,217
United States	1,644	1,513

Total long-lived assets	$6,028	$2,730

Sales To A Single Customer Exceeding 10%:
	Year ended December 31,
	2015	2014	2013
Sales to a single customer exceeding 10%:

Customer A	99%	98%	93%